Description of Business - Related Parties - Navios Europe II (Details) - Navios Europe II $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 21, 2020 USD ($)	Jun. 30, 2020	Feb. 18, 2015
Related Party Transaction [Line Items]
Percentage of ownership		47.50%
Navios Revolving Loans II | Navios Holdings, Navios Acquisitions, Navios Partners
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 5,000
Navios Holdings
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held		50.00%
Navios Acquisition
Related Party Transaction [Line Items]
Percentage of ownership			47.50%
Percentage of voting stock held		50.00%
Navios Partners
Related Party Transaction [Line Items]
Percentage of ownership			5.00%
Percentage of voting stock held		0.00%
Dry bulkers vessels
Related Party Transaction [Line Items]
Number of vessels		7
Container vessels
Related Party Transaction [Line Items]
Number of vessels		7